Segment Information - Revenue from External Customers by Products and Services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Total revenue	$ 6,405	$ 6,516	$ 6,543
Product [Member]
Revenue from External Customer [Line Items]
Total revenue	2,341	2,579	2,737
Technology Service [Member]
Revenue from External Customer [Line Items]
Total revenue	1,094	1,055	1,011
Recurring revenue, including maintenance and cloud revenue [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 2,970	$ 2,882	$ 2,795